Accounts payable and accrued liabilities (Q3) (Details) - USD ($)	Apr. 30, 2025	Sep. 05, 2024	Jul. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 1,269,316	$ 39,527	$ 5,503,968
Accrued liabilities	6,243,369		492,925
Excise taxes payable	2,410,973		0
Income taxes payable	99,256		101,009
Accounts payable and accrued liabilities	$ 10,022,914		$ 6,097,902